(Loss)/ Earnings per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
(Loss) / Income:
Net (loss) / income	$ (11,723)	$ 1,850	$ (314,521)
Basic (loss) / earnings per share:
Weighted average common shares outstanding, basic	58,441,193	14,051,344	5,393,131
Basic (loss) / earnings per share	$ (0.2)	$ 0.13	$ (58.32)
Effect of dilutive securities:
Dillutive effect of non-vested shares	0	65,045	0
Weighted average common shares outstanding, diluted	58,441,193	14,116,389	5,393,131
Diluted (loss) / earnings per share	$ (0.2)	$ 0.13	$ (58.32)
Earnings per Share
Number of anti-dilutive shares	394,167	3,404	18,667